April 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock MuniVest Fund II, Inc. (MVT)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2025
BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 1.7%
Black Belt Energy Gas District, RB, Series F, 5.50%, 11/01/53(a)	$405	$ 423,649
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.25%, 10/01/49	2,035	2,045,991
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 5.00%, 01/01/56	770	788,799
Series A-1, 5.50%, 01/01/53	685	725,886
		3,984,325
Arizona — 1.0%
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	760	804,979
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	90	81,100
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.00%, 07/01/46(b)	1,685	1,573,139
		2,459,218
Arkansas — 1.1%
Arkansas Development Finance Authority, RB
AMT, 4.75%, 09/01/49(b)	2,305	2,102,920
AMT, Sustainability Bonds, 5.70%, 05/01/53	435	437,688
		2,540,608
California — 4.5%
California Educational Facilities Authority, RB, Series U-7, 5.00%, 06/01/46	920	997,563
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(a)(b)	1,135	1,091,636
California Municipal Finance Authority, ARB, AMT, Senior Lien, 4.00%, 12/31/47	1,475	1,249,538
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45(b)	1,495	1,466,511
Central Valley Energy Authority, RB, 5.00%, 12/01/55(a)	475	510,376
City of Los Angeles Department of Airports, ARB, Series A, AMT, 4.00%, 05/15/42	1,345	1,219,215
City of Los Angeles Department of Airports, Refunding ARB
AMT, Subordinate, 5.00%, 05/15/46	1,155	1,165,958
Series A, AMT, Sustainability Bonds, 5.50%, 05/15/55	1,035	1,082,002
San Marcos Unified School District, GO, CAB, Series B, Election 2010, 0.00%, 08/01/42(c)	2,000	884,428
Val Verde Unified School District, GO, Series G, Election 2012, (AGM), 4.00%, 08/01/48	1,170	1,060,384
		10,727,611
Colorado — 0.4%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series D, AMT, 5.75%, 11/15/45	425	452,674
Colorado Health Facilities Authority, RB
5.50%, 11/01/47	175	181,884
5.25%, 11/01/52	360	369,752
		1,004,310
Delaware — 0.6%
Delaware River & Bay Authority, Refunding RB, 4.00%, 01/01/44	1,500	1,382,666
District of Columbia — 7.4%
District of Columbia Income Tax Revenue, RB, Series A, 5.25%, 05/01/48	380	400,489
Security	Par (000)	Value
District of Columbia (continued)
District of Columbia, Refunding GO, Series A, 5.25%, 01/01/48	$730	$ 765,841
District of Columbia, Refunding RB, 5.00%, 10/01/48	2,315	2,197,931
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/33(c)	6,590	4,695,092
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/34(c)	4,830	3,279,097
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/35(c)	6,515	4,208,598
Series B, Subordinate, 4.00%, 10/01/49	1,790	1,541,962
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, Sustainability Bonds, 4.13%, 07/15/47	575	522,663
		17,611,673
Florida — 5.5%
Celebration Pointe Community Development District No. 1, SAB
5.00%, 05/01/32	340	336,600
5.00%, 05/01/48	1,120	1,108,800
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/48	1,280	1,380,933
County of Broward Florida Water & Sewer Utility Revenue, RB, Series A, 4.00%, 10/01/45	210	193,957
County of Lee Florida Airport Revenue, ARB, Series B, AMT, 5.00%, 10/01/46	995	994,631
County of Miami-Dade Seaport Department, Refunding RB, Series A, AMT, 5.25%, 10/01/52	2,680	2,715,460
County of Pasco Florida, RB
(AGM), 5.00%, 09/01/48	3,805	3,876,033
(AGM), 5.75%, 09/01/54	425	451,210
Florida Development Finance Corp., RB, Series A, 5.00%, 06/15/56	105	95,725
Hillsborough County Industrial Development Authority, Refunding RB, Series C, 5.25%, 11/15/49	205	214,994
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	212	220,064
Orange County Health Facilities Authority, RB, Series A, 5.00%, 10/01/53	1,495	1,519,688
		13,108,095
Georgia — 2.2%
County of DeKalb Georgia Water & Sewerage Revenue, Refunding RB, 5.00%, 10/01/48	1,145	1,184,814
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	530	449,039
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/38	295	310,061
Series A, 5.00%, 05/15/49	985	990,675
Series A, 5.00%, 06/01/53(a)	2,185	2,256,479
		5,191,068
Idaho — 0.7%
Idaho Housing & Finance Association, RB, Series A, 5.25%, 08/15/48	1,550	1,636,095
Illinois — 7.8%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/42	540	520,284
Series C, 5.25%, 12/01/35	1,465	1,465,135
Series D, 5.00%, 12/01/46	1,915	1,811,983
Series H, 5.00%, 12/01/36	450	424,764
Chicago Board of Education, Refunding GO, Series G, 5.00%, 12/01/34	450	449,948
Chicago Transit Authority Sales Tax Receipts Fund, RB, 2nd Lien, 5.00%, 12/01/46	615	615,902

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Illinois (continued)
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, 5.00%, 01/01/47	$2,500	$ 2,492,867
City of Chicago Illinois Waterworks Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 11/01/48	1,655	1,715,837
Illinois Finance Authority, Refunding RB
4.00%, 02/15/27(d)	90	91,278
4.00%, 02/15/41	2,850	2,622,548
Illinois Housing Development Authority, RB, S/F Housing, Series N, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 04/01/54	780	837,148
Illinois State Toll Highway Authority, RB, Series A, 4.00%, 01/01/46	2,500	2,267,332
Metropolitan Pier & Exposition Authority, RB, 5.00%, 06/15/57	870	825,702
Metropolitan Pier & Exposition Authority, Refunding RB, Series B, (AGM), 0.00%, 06/15/44(c)	5,175	2,018,093
State of Illinois, GO, Series B, 5.25%, 05/01/43	500	515,794
		18,674,615
Kansas — 0.1%
Ellis County Unified School District No. 489 Hays, Refunding GO, Series B, (AGM), 4.00%, 09/01/52	260	237,652
Kentucky — 1.0%
Kentucky Economic Development Finance Authority, Refunding RB, Series A, 5.00%, 08/01/44	1,010	991,094
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Convertible, 6.75%, 07/01/43(e)	1,200	1,359,795
		2,350,889
Louisiana — 0.9%
City of Lafayette Louisiana Utilities Revenue, RB, (AGC), 5.00%, 11/01/49	345	352,330
Louisiana Public Facilities Authority, RB, 5.25%, 10/01/53	1,200	1,193,339
Louisiana Public Facilities Authority, Refunding RB, Series A, Class A, 4.00%, 12/15/27(d)	60	61,293
Parish of East Baton Rouge Capital Improvements District, RB, 5.00%, 08/01/46	610	634,082
		2,241,044
Maryland — 0.2%
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 4.00%, 04/15/50	595	515,199
Massachusetts — 2.2%
Commonwealth of Massachusetts, GO
Series C, 5.00%, 10/01/47	1,285	1,327,557
Series C, 5.00%, 10/01/52	1,335	1,368,603
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	1,150	1,092,013
Massachusetts Development Finance Agency, Refunding RB, 4.13%, 10/01/42(b)	470	414,821
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	1,110	1,114,064
		5,317,058
Michigan — 2.5%
Great Lakes Water Authority Sewage Disposal System Revenue, RB, Series B, 2nd Lien, 5.25%, 07/01/47	545	571,608
Great Lakes Water Authority Water Supply System Revenue, RB, Series A, Senior Lien, 5.25%, 07/01/52	1,290	1,340,688
Michigan Finance Authority, RB
4.00%, 02/15/47	395	351,925
Security	Par (000)	Value
Michigan (continued)
Michigan Finance Authority, RB (continued)
4.00%, 02/15/50	$2,235	$ 1,970,663
4.00%, 02/15/44	810	730,553
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	1,070	1,069,998
		6,035,435
Minnesota — 1.6%
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	1,995	1,772,906
Series A, 5.25%, 02/15/53	565	566,513
Series A, 5.25%, 02/15/58	1,480	1,480,407
		3,819,826
Missouri — 2.6%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
Series A, 4.00%, 02/15/49	2,630	2,269,237
Series C, 5.00%, 11/15/42	2,570	2,579,021
Kansas City Industrial Development Authority, ARB
AMT, (AGM), 5.00%, 03/01/49	640	634,858
AMT, (AGM), 5.00%, 03/01/55	640	634,723
		6,117,839
New Hampshire — 0.3%
New Hampshire Business Finance Authority, Series 2025-1, Class A1, 4.17%, 01/20/41(a)	370	351,054
New Hampshire Business Finance Authority, RB, M/F Housing, Class B, 5.75%, 04/28/42	470	473,671
		824,725
New Jersey — 9.9%
New Jersey Economic Development Authority, RB
Class A, 5.25%, 11/01/47	1,740	1,795,731
Series EEE, 5.00%, 06/15/48	5,845	5,876,527
New Jersey Economic Development Authority, Refunding SAB, 5.75%, 04/01/31	2,240	2,291,361
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	965	933,180
Series C, AMT, Subordinate, 5.00%, 12/01/52	1,245	1,181,028
New Jersey Transportation Trust Fund Authority, RB
5.00%, 12/15/28(d)	430	458,078
5.00%, 06/15/46	795	799,552
Series BB, 5.00%, 06/15/46	1,485	1,512,308
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 4.25%, 06/15/40	3,225	3,128,737
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	255	253,399
Series A, 5.25%, 06/01/46	270	271,174
Sub-Series B, 5.00%, 06/01/46	5,280	5,055,116
		23,556,191
New York — 18.4%
City of New York, GO
Series A-1, 4.00%, 09/01/46	800	727,728
Series -G-1, 5.25%, 02/01/53	200	210,879
Empire State Development Corp., RB, Series A, 4.00%, 03/15/49	545	488,421
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	1,960	1,754,979
Metropolitan Transportation Authority, Refunding RB
Series C-1, Sustainability Bonds, 4.75%, 11/15/45	1,585	1,578,137
Series C-1, Sustainability Bonds, 5.00%, 11/15/50	515	517,334
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
Metropolitan Transportation Authority, Refunding RB (continued)
Series C-1, Sustainability Bonds, 5.25%, 11/15/55	$760	$ 772,919
New York City Housing Development Corp., RB, M/F Housing, Sustainability Bonds, (HUD SECT 8), 4.80%, 02/01/53	5,000	4,850,363
New York City Municipal Water Finance Authority, RB, Series BB, 5.25%, 06/15/55	475	504,638
New York City Municipal Water Finance Authority, Refunding RB
Series DD, 4.13%, 06/15/46	4,410	4,180,123
Series DD, 4.13%, 06/15/47	4,185	3,925,965
New York City Transitional Finance Authority, RB, Series H-1, 5.00%, 11/01/50	1,370	1,410,721
New York Counties Tobacco Trust IV, Refunding RB
Series A, 5.00%, 06/01/38	1,845	1,675,401
Series A, 6.25%, 06/01/41(b)	1,700	1,699,967
New York Liberty Development Corp., Refunding RB
3.13%, 09/15/50	315	227,716
Class 1, 5.00%, 11/15/44(b)	2,260	2,245,957
Class 2, 5.38%, 11/15/40(b)	850	849,968
Series A, Sustainability Bonds, (BAM-TCRS), 3.00%, 11/15/51	2,370	1,573,465
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/44	1,080	1,009,713
Series A, 4.00%, 03/15/47	3,855	3,504,362
Series A, 5.00%, 03/15/55	760	778,938
New York Transportation Development Corp., ARB, AMT, 5.63%, 04/01/40	470	487,003
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,050	1,064,669
AMT, Sustainability Bonds, (AGM), 5.00%, 06/30/49	835	828,052
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	1,950	1,964,021
AMT, Sustainability Bonds, 5.50%, 06/30/60	1,120	1,129,218
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.00%, 05/15/48	3,055	2,750,235
Series A, 5.25%, 05/15/52	400	416,898
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/56	825	848,416
		43,976,206
North Dakota — 0.7%
North Dakota Housing Finance Agency, RB, S/F Housing, Series C, Sustainability Bonds, 4.75%, 07/01/49	1,770	1,741,854
Ohio — 1.3%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 4.00%, 06/01/48	830	698,409
Series B-2, Class 2, 5.00%, 06/01/55	1,855	1,597,011
County of Franklin Ohio, RB, Series A, 5.00%, 12/01/47	400	400,929
County of Hamilton Ohio, RB, Series CC, 5.00%, 11/15/49	530	547,114
		3,243,463
Pennsylvania — 3.3%
Allegheny County Airport Authority, ARB
Series A, AMT, (AGM), 5.50%, 01/01/48	235	243,966
Series A, AMT, (AGM-CR), 4.00%, 01/01/56	605	498,064
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series C, (AGC), 5.25%, 09/01/49	690	722,421
Security	Par (000)	Value
Pennsylvania (continued)
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, (AGM), 5.50%, 09/01/53	$2,305	$ 2,434,968
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/51	510	418,635
5.00%, 09/01/48	345	336,867
Pennsylvania Economic Development Financing Authority, RB, 5.00%, 06/30/42	850	837,151
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	1,035	1,028,410
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series B-1, (AGC), 5.25%, 11/01/48	480	495,807
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series B, 4.00%, 12/01/53	1,065	907,707
		7,923,996
Puerto Rico — 5.9%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/29	1,435	1,479,293
Series A-1, Restructured, 5.75%, 07/01/31	1,295	1,363,153
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	1,835	1,691,089
Series A-1, Restructured, 5.00%, 07/01/58	5,562	5,285,550
Series A-2, Restructured, 4.78%, 07/01/58	2,941	2,687,346
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	5,051	1,619,264
		14,125,695
South Carolina — 3.0%
South Carolina Jobs-Economic Development Authority, RB
Series A, 5.50%, 11/01/46	1,175	1,263,992
Series A, 5.50%, 11/01/48	835	896,911
South Carolina Jobs-Economic Development Authority, Refunding RB
4.00%, 12/01/44	1,820	1,588,466
5.00%, 11/15/47	1,350	1,304,950
Series A, 5.00%, 05/01/48	1,505	1,510,768
South Carolina Ports Authority, ARB, Series B, AMT, 4.00%, 07/01/49	650	559,760
		7,124,847
South Dakota — 0.5%
South Dakota Housing Development Authority, Refunding RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 4.70%, 11/01/49	1,310	1,282,553
Tennessee — 1.2%
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/45	1,275	1,272,215
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	1,640	1,718,155
		2,990,370
Texas — 13.7%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	435	417,833
7.88%, 11/01/62	370	374,942
City of Austin Texas Airport System Revenue, ARB, Series B, AMT, 5.00%, 11/15/44	1,795	1,800,810
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	190	177,535
City of Houston Texas Airport System Revenue, ARB, Series B, AMT, 5.50%, 07/15/38	310	311,465

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, 1st Lien, Subordinate, (AGM), 5.25%, 07/01/48	$1,745	$ 1,789,977
City of Houston Texas Airport System Revenue, Refunding RB, AMT, 5.00%, 07/01/29	775	775,284
City of Houston Texas, GOL, Series A, 5.25%, 03/01/49	1,375	1,443,527
City of Houston Texas, Refunding GOL, Series A, 5.25%, 03/01/42	210	224,326
City of Hutto Texas, GOL, (BAM), 4.13%, 08/01/49	470	425,215
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB
Series A, 5.50%, 02/01/50	2,465	2,645,166
Series E, 5.25%, 02/01/49	4,500	4,754,966
Clifton Higher Education Finance Corp., Refunding RB, Series A, (PSF-GTD), 4.13%, 08/15/49	1,155	1,037,357
County of Harris Texas, Refunding GO, Series A, 4.25%, 09/15/48	390	364,559
Fort Bend County Industrial Development Corp., RB, Series B, 4.75%, 11/01/42	670	651,568
Hutto Independent School District, GO, (PSF), 5.00%, 08/01/48	90	93,165
New Caney Independent School District, GO, (PSF), 4.00%, 02/15/49	700	623,784
Permanent University Fund - Texas A&M University System, Refunding RB, Series A, 5.00%, 07/01/54	640	664,332
Permanent University Fund - University of Texas System, Refunding RB, Series A, 5.00%, 07/01/50	1,550	1,606,345
Port Authority of Houston of Harris County Texas, ARB, 1st Lien, 5.00%, 10/01/48	645	666,321
Sulphur Springs Independent School District, GO, (PSF- GTD), 4.13%, 02/15/49	2,500	2,280,985
Tarrant County Cultural Education Facilities Finance Corp., RB
Series A, 4.00%, 07/01/53	620	547,591
Series B, 5.00%, 07/01/48	4,545	4,554,308
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series C, (GNMA), 5.00%, 09/01/48	1,620	1,622,939
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	1,140	1,116,735
Waller Consolidated Independent School District, GO, Series A, (PSF), 4.00%, 02/15/48	750	676,854
Waxahachie Independent School District, GO, (PSF), 4.00%, 02/15/49	1,120	1,021,860
		32,669,749
Utah — 0.9%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	135	131,384
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/46	1,950	1,950,187
		2,081,571
Virginia — 0.7%
Henrico County Economic Development Authority, RB, 11/01/48(f)	665	666,603
Virginia Housing Development Authority, RB, M/F Housing, Series A, 4.60%, 09/01/49	1,035	995,460
		1,662,063
Security	Par (000)	Value
Washington — 0.7%
State of Washington, GO, Series C, 5.00%, 02/01/47	$1,545	$ 1,592,853
Wisconsin — 0.5%
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.85%, 09/01/43	320	323,436
Series C, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.75%, 03/01/51	925	880,815
		1,204,251
Total Municipal Bonds — 105.0% (Cost: $252,970,934)		250,955,613
Municipal Bonds Transferred to Tender Option Bond Trusts(g)
Alabama(a) — 8.9%
Energy Southeast A Cooperative District, RB, Series B-1, 5.75%, 04/01/54	10,000	10,906,772
Southeast Energy Authority A Cooperative District, RB, Series A, 5.25%, 01/01/54	10,000	10,456,983
		21,363,755
District of Columbia — 2.2%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.50%, 10/01/54	5,180	5,337,190
Florida — 5.7%
City of Melbourne Florida Water & Sewer Revenue, RB, 5.00%, 11/15/50	3,090	3,163,714
Greater Orlando Aviation Authority, RB, 5.25%, 10/01/49	3,840	3,941,197
Hillsborough County Aviation Authority, ARB
Class B, AMT, 5.50%, 10/01/54	3,080	3,192,549
Series B, AMT, 5.50%, 10/01/49	3,080	3,218,635
		13,516,095
Illinois — 0.9%
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 5.00%, 12/01/49	2,055	2,084,993
Michigan — 1.1%
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 5.00%, 10/01/48	2,551	2,594,558
Missouri — 1.2%
Missouri Housing Development Commission, RB, Series E, (FHLMC, FNMA, GNMA), 4.60%, 11/01/49	3,080	2,963,162
New York — 11.1%
New York City Housing Development Corp., RB, M/F Housing, Series E-1, Sustainability Bonds, 4.70%, 11/01/48(h)	2,460	2,383,349
New York City Transitional Finance Authority, RB, Series C, 5.25%, 05/01/48	4,240	4,482,098
New York State Dormitory Authority, RB, Series E, 5.00%, 03/15/46	3,940	4,005,746
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/47	4,630	4,817,142
Series A, 5.00%, 03/15/53	3,118	3,204,026
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
Port Authority of New York & New Jersey, Refunding ARB, Series 234, AMT, 5.25%, 08/01/47	$3,947	$ 4,026,145
Triborough Bridge & Tunnel Authority, Refunding RB, Series B-1, Sustainability Bonds, 5.25%, 05/15/54	3,537	3,711,366
		26,629,872
Oregon — 3.2%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	7,232	7,553,329
Pennsylvania — 6.4%
Pennsylvania Housing Finance Agency, RB, Series 147 A, Sustainability Bonds, 4.70%, 10/01/49	3,000	2,928,582
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 143A, Sustainability Bonds, 6.25%, 10/01/53	4,754	5,136,144
Series 145A, Sustainability Bonds, 4.75%, 10/01/49	3,830	3,827,031
Pennsylvania Turnpike Commission, Refunding RB, Series B, 5.25%, 12/01/47	3,178	3,341,052
		15,232,809
South Carolina — 2.9%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)	6,463	6,827,116
Texas — 3.6%
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.25%, 02/01/49	2,968	3,129,690
Lamar Consolidated Independent School District, GO, (AGM), 5.50%, 02/15/58	5,240	5,511,508
		8,641,198
Utah — 1.8%
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.50%, 07/01/53	4,062	4,218,406
Washington — 3.5%
Port of Seattle Washington, Refunding ARB
Series B, AMT, Intermediate Lien, 5.25%, 07/01/49	3,088	3,132,565
Series C, AMT, 5.00%, 08/01/46	5,390	5,356,563
		8,489,128
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 52.5% (Cost: $125,774,703)		125,451,611
Total Long-Term Investments — 157.5% (Cost: $378,745,637)		376,407,224

Security	Shares	Value
Short-Term Securities
Money Market Funds — 3.4%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.05%(i)(j)	8,024,614	$ 8,025,416
Total Short-Term Securities — 3.4% (Cost: $8,025,024)		8,025,416
Total Investments — 160.9% (Cost: $386,770,661)		384,432,640
Other Assets Less Liabilities — 2.2%		5,237,006
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (30.6)%		(73,057,464)
VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (32.5)%		(77,700,000)
Net Assets Applicable to Common Shares — 100.0%		$ 238,912,182

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	When-issued security.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on July 1, 2031 to October 1, 2042, is $17,169,611.

(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 6,544,928	$ 1,480,488 (a)	$ —	$ 224	$ (224)	$ 8,025,416	8,024,614	$ 110,602	$ —

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniVest Fund II, Inc. (MVT)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 250,955,613	$ —	$ 250,955,613
Municipal Bonds Transferred to Tender Option Bond Trusts	—	125,451,611	—	125,451,611
Short-Term Securities
Money Market Funds	8,025,416	—	—	8,025,416
	$8,025,416	$376,407,224	$—	$384,432,640
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(72,579,201)	$—	$(72,579,201)
VMTP Shares at Liquidation Value	—	(77,700,000)	—	(77,700,000)
	$—	$(150,279,201)	$—	$(150,279,201)

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
CR	Custodian Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
Portfolio Abbreviation (continued)
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
PSF	Permanent School Fund
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAN	State Aid Notes
Schedule of Investments